CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 1,602,294	$ 2,001,325
Prepaid research supplies and expenses	1,919,220	1,548,524
Total Current Assets	3,521,514	3,549,849
Equipment, furniture and fixtures, net	4,555	5,857
Intangible assets, net	3,566,497	3,393,992
Security deposit	5,171	5,171
TOTAL ASSETS	7,097,737	6,954,869
CURRENT LIABILITIES:
Accounts payable	637,320	594,514
Accrued expenses	387,540	369,695
Line of credit	2,187,082	2,199,108
Total Current Liabilities	3,211,942	3,163,317
Warrant liabilities	0	238,796
Other liabilities	99,728	99,728
TOTAL LIABILITIES	3,311,670	3,501,841
COMMITMENTS (Note 12)
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, authorized 500,000,000 shares,issued and outstanding 227,206,174 and 94,112,483, respectively	2,272,062	941,125
Capital in excess of par	75,939,832	69,952,152
Deficit accumulated during the development stage	(74,425,835)	(67,440,295)
Total Stockholders' Equity	3,786,067	3,453,028
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	7,097,737	6,954,869
Series A Preferred stock
Convertible preferred stock
Preferred stock	8	34
Series B Preferred stock
Convertible preferred stock
Preferred stock	$ 0	$ 12